Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents (NPM restricted December 31, 2012 $12)	$ 155,974	$ 391
Prepaid expenses and other current assets (NPM restricted December 31, 2012 $485)	1,982	563
Total current assets	157,956	954
Property and equipment, net	240	327
Other assets	30	30
Total assets	158,226	1,311
Current liabilities:
Accounts payable (NPM restricted December 31, 2012 $499)	1,740	1,076
Accrued expenses (NPM restricted December 31, 2012 $312)	1,168	764
Deferred revenue	79	66
Other liabilities	305	24
Total current liabilities	3,292	1,930
Commitments and contingencies (Note 8)
Preferred stock subscription		8,980
Convertible preferred stock		18,278
Total convertible preferred stock		27,258
Stockholders' equity (deficit):
Common stock, $0.0001 par value authorized; 100,000,000 and 35,000,000 shares authorized at December 31, 2013 and 2012, respectively; 29,587,258 and 2,123,388 shares issued and outstanding at December 31, 2013 and 2012, respectively	3
Preferred stock, $0.0001 par value; 5,000,000 and no shares authorized at December 31, 2013 and 2012, respectively; no shares issued and outstanding
Additional paid-in capital	217,500	745
Deficit accumulated during the development stage	(62,569)	(28,622)
Total stockholders' equity (deficit)	154,934	(27,877)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 158,226	$ 1,311